Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	800,000
Proposed Maximum Offering Price per Unit	26.57
Maximum Aggregate Offering Price	$ 21,256,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,935.45
Offering Note	Note (1)(a): Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional shares of the registrant’s common stock that may become issuable under the Pacira BioSciences, Inc. Amended and Restated 2014 Employee Stock Purchase Plan as a result of any future stock splits, stock dividends or similar adjustments of the registrant’s outstanding common stock.Note (1)(b): Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share is estimated based on the average of the high and low sales prices for the registrant’s common stock as reported by the Nasdaq Global Select Market on July 29